Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before income tax:
Loss from continuing operations before income taxes (As Restated)					$ (16,933)
Foregin
Income tax expense (benefit)	$ (3)		$ 209
Israel Tax Authority [Member] | Foreign Tax Authority [Member]
Income (loss) before income tax:
Foregin income (loss) before income tax					(453)
Foregin
Current
Deferred
Internal Revenue Service (IRS) [Member] | Federal Tax Authority [Member]
Income (loss) before income tax:
Domestic income (loss) before income tax (As Restated)					(16,261)
Her Majesty's Revenue and Customs (HMRC) [Member] | Foreign Tax Authority [Member]
Income (loss) before income tax:
Foregin income (loss) before income tax					$ (219)